UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3999

John Hancock Investment Trust II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2013

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Regional Bank Fund

Semiannual Report
4.30.13

A look at performance

Total returns for the period ended April 30, 2013

	Average annual total returns (%)			Cumulative total returns (%)				SEC 30-day
	with maximum sales charge			with maximum sales charge				yield (%)

								as of
	1-year	5-year	10-year	6-months	1-year	5-year	10-year	4-30-13

Class A	9.38	2.03	3.37	6.10	9.38	10.56	39.15	0.34

Class B	9.31	2.07	3.30	6.26	9.31	10.80	38.36	–0.32

Class C	13.29	2.36	3.16	10.24	13.29	12.37	36.56	–0.32

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from those disclosed in the Financial highlights tables in this report. For all classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C
Net/Gross (%)	1.38	2.08	2.08

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6	Regional Bank Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index 1	Index 2

Class B1	4-30-03	$13,836	$13,836	$8,113	$21,356

Class C1	4-30-03	13,656	13,656	8,113	21,356

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

S&P Composite 1500 Banks Index — is an unmanaged index of banking sector stocks in the S&P 1500 Index. Total return for this index is not available for the ten-year period.

S&P 500 Index — is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values if they did.

1 The contingent deferred sales charge is not applicable.

Semiannual report | Regional Bank Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2012 with the same investment held until April 30, 2013.

	Account value	Ending value	Expenses paid during
	on 11-1-12	on 4-30-13	period ended 4-30-13[1]

Class A	$1,000.00	$1,116.50	$7.14

Class B	1,000.00	1,112.60	10.79

Class C	1,000.00	1,112.40	10.79

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Regional Bank Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2012, with the same investment held until April 30, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 11-1-12	on 4-30-13	period ended 4-30-13[1]

Class A	$1,000.00	$1,018.10	$6.81

Class B	1,000.00	1,014.60	10.29

Class C	1,000.00	1,014.60	10.29

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.36%, 2.06% and 2.06% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Regional Bank Fund	9

Portfolio summary

Top Ten Holdings (30.8% of Net Assets on 4-30-13)[1,2]

PNC Financial Services Group, Inc.	3.3%	U.S. Bancorp	3.0%

Wells Fargo & Company	3.2%	Cullen/Frost Bankers, Inc.	3.0%

JPMorgan Chase & Company	3.2%	Independent Bank Corp. —
		Massachusetts	3.0%
Bank of America Corp.	3.2%
		M&T Bank Corp.	3.0%
BB&T Corp.	3.1%
		Zions Bancorporation	2.8%

Sector Composition[1,3]

Commercial Banks	82.0%	Diversified Financial Services	6.6%

Thrifts & Mortgage Finance	9.3%	Short-Term Investments & Other	2.1%

1 As a percentage of net assets on 4-30-13.

2 Cash and cash equivalents not included.

3 Investments concentrated in one sector may fluctuate more widely than investments diversified across sectors. The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social stability. Hedging and other strategic transactions may increase volatility of a fund and, if the transaction is not successful, could result in a significant loss. For additional information on these risks and other risk considerations, please see the Fund’s prospectus.

10	Regional Bank Fund | Semiannual report

Fund’s investments

As of 4-30-13 (unaudited)

	Shares	Value
Common Stocks 94.6%		$553,300,046

(Cost $309,365,885)

Financials 94.6%		553,300,046

Commercial Banks 79.3%

1st United Bancorp, Inc.	748,779	4,964,406

Access National Corp.	62,412	784,519

Ameris Bancorp (I)	456,946	6,337,841

Anchor Bancorp, Inc. (I)(V)	161,584	2,330,041

Bar Harbor Bankshares	95,308	3,431,088

BB&T Corp.	590,015	18,154,762

Bond Street Holdings Inc., Class B (I)(S)	12,609	176,526

Bond Street Holdings LLC, Class A (I)(S)	520,587	7,288,218

Bryn Mawr Bank Corp.	383,894	8,917,858

BSB Bancorp, Inc. (I)	234,047	3,218,146

Centerstate Banks, Inc.	602,986	5,016,844

City Holding Company	65,330	2,494,299

Comerica, Inc.	165,668	6,005,465

Commerce Bancshares, Inc.	113,820	4,565,320

ConnectOne Bancorp, Inc. (I)	33,239	963,931

CU Bancorp (I)	166,115	2,325,610

Cullen/Frost Bankers, Inc.	293,977	17,759,151

East West Bancorp, Inc.	397,406	9,668,888

Eastern Virginia Bankshares, Inc. (I)	32,036	193,497

Evans Bancorp, Inc.	126,399	2,252,430

Fifth Third Bancorp	846,692	14,419,165

First Community Corp.	228,772	2,040,646

First Connecticut Bancorp, Inc.	16,859	250,188

First Financial Holdings, Inc.	355,656	7,127,346

First Horizon National Corp.	324,384	3,373,594

First Merchants Corp.	198,324	3,218,799

First Security Group, Inc. (I)(R)	1,767,811	4,793,570

First Southern Bancorp, Inc., Class B (Florida) (I)	140,985	627,383

FirstMerit Corp.	714,910	12,246,408

FNB Corp.	1,289,898	14,691,938

Glacier Bancorp, Inc.	410,433	7,572,489

Guaranty Bancorp (I)	192,179	407,419

Hancock Holding Company	464,181	12,658,216

Heritage Commerce Corp. (I)	712,266	4,679,588

Heritage Financial Corp.	141,015	1,967,159

See notes to financial statements	Semiannual report | Regional Bank Fund	11

	Shares	Value
Commercial Banks (continued)

Heritage Oaks Bancorp (I)	1,064,426	$5,875,632

Independent Bank Corp. — Massachusetts	566,152	17,573,358

M&T Bank Corp.	174,347	17,469,569

MB Financial, Inc.	482,638	11,950,117

Monarch Financial Holdings, Inc.	223,406	2,388,210

NewBridge Bancorp (I)	350,132	2,062,277

Pacific Continental Corp.	318,618	3,562,149

Park Sterling Corp. (I)	1,286,421	7,371,192

Peoples Bancorp, Inc.	112,557	2,293,912

PNC Financial Services Group, Inc.	282,785	19,195,446

Prosperity Bancshares, Inc.	210,308	9,661,550

Regions Financial Corp.	1,148,066	9,747,080

Sandy Spring Bancorp, Inc.	100,205	2,052,198

Sierra Bancorp	260,000	3,359,200

Southern First Bancshares, Inc. (I)	96,428	1,046,244

Southwest Bancorp, Inc. (I)	257,823	3,408,420

State Bank Financial Corp.	174,754	2,570,631

Suffolk Bancorp (I)	220,756	3,452,624

Sun Bancorp, Inc. (I)	914,227	2,943,811

SunTrust Banks, Inc.	514,752	15,056,496

SVB Financial Group (I)	233,915	16,633,696

Talmer Bancorp, Inc. (I)(S)	1,609,719	12,861,560

Trico Bancshares	377,716	6,598,699

Trustmark Corp.	90,000	2,209,500

U.S. Bancorp	535,861	17,833,454

Union First Market Bankshares Corp.	266,473	5,039,004

United Bancorp, Inc. (I)	574,891	3,018,178

Washington Banking Company	130,863	1,805,909

Washington Trust Bancorp, Inc.	224,305	6,000,159

Wells Fargo & Company	499,955	18,988,291

WesBanco, Inc.	238,341	5,965,675

Wilshire Bancorp, Inc. (I)	1,037,847	6,631,842

Yadkin Valley Financial Corp. (I)	960,706	3,852,431

Zions Bancorporation	676,619	16,658,360

Diversified Financial Services 6.4%

Bank of America Corp.	1,503,796	18,511,729

JPMorgan Chase & Company	385,796	18,907,862

Thrifts & Mortgage Finance 8.9%

Berkshire Hills Bancorp, Inc.	386,034	9,982,839

Cheviot Financial Corp.	191,734	2,203,024

First Defiance Financial Corp.	262,030	5,932,359

Flushing Financial Corp.	235,254	3,571,156

Heritage Financial Group, Inc.	221,086	3,269,862

Home Federal Bancorp, Inc.	220,191	2,681,926

HomeStreet, Inc.	224,021	4,816,452

MutualFirst Financial, Inc.	5,800	93,206

New York Community Bancorp, Inc.	215,662	2,922,220

Rockville Financial, Inc.	151,335	1,967,355

12	Regional Bank Fund | Semiannual report	See notes to financial statements

	Shares	Value
Thrifts & Mortgage Finance (continued)

Simplicity Bancorp, Inc.	200,414	$3,006,210

Southern Missouri Bancorp, Inc.	93,660	2,341,500

United Community Financial Corp. (I)	479,239	1,774,335

WSFS Financial Corp.	148,312	7,258,389

Preferred Securities 1.7%		$10,036,140

(Cost $8,061,101)

Financials 1.7%		10,036,140

Commercial Banks 1.3%

First Citizens Bancshares, Inc., Series A (5.000%
to 2-1-14, then 9.000% thereafter) (R)	24,962	4,502,599

First Southern Bancorp, Inc. (5.000% to 2-1-14,
then 9.000% thereafter)	241	415,679

United Community Banks, Inc. (5.000% to
2-1-14, then 9.000% thereafter)	3,071	2,974,171

Thrifts & Mortgage Finance 0.4%

United Community Financial Corp., Series A (I)	579	2,143,691

Warrants 1.6%		$9,355,047

(Cost $7,435,156)

Bank of Marin Bancorp (Expiration Date: 12-5-18, Strike Price: $27.23) (I)	97,519	1,438,259

Citigroup, Inc. (Expiration Date: 1-4-19, Strike Price: $106.10) (I)	1,721,817	929,609

Comerica, Inc. (Expiration Date: 11-14-18, Strike Price: $29.40) (I)	285,756	3,086,165

Horizon Bancorp (Expiration Date: 12-19-18, Strike Price: $17.68) (I)	299,795	3,436,822

TCF Financial Corp. (Expiration Date: 11-14-18, Strike Price: $16.93) (I)	116,620	254,232

Valley National Bancorp (Expiration Date: 11-14-18, Strike Price: $16.92) (I)	63,055	35,311

Washington Federal, Inc. (Expiration Date: 11-14-18, Strike Price: $17.57) (I)	51,979	174,649

	Par value	Value
Short-Term Investments 2.0%		$11,562,000

(Cost $11,562,000)

Repurchase Agreement 2.0%		11,562,000
Barclays Tri-Party Repurchase Agreement dated 4-30-13 at 0.150%
to be repurchased at $7,655,032 on 5-1-2013, collateralized by
$7,975,200 U.S. Treasury Bond, 2.750% due 8-15-42 (valued at
$7,808,196, including interest)	$7,655,000	7,655,000

Repurchase Agreement with State Street Corp. dated 4-30-13 at
0.010% to be repurchased at $3,907,001 on 5-1-13, collateralized by $3,970,000 Federal National Mortgage Association, 1.250% due
10-2-19 (valued at $3,989,850, including interest)	3,907,000	3,907,000

Total investments (Cost $336,424,142)† 99.9%		$584,253,233

Other assets and liabilities, net 0.1%		$736,959

Total net assets 100.0%		$584,990,192

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

See notes to financial statements	Semiannual report | Regional Bank Fund	13

Notes to Schedule of Investments

(I) Non-income producing security.

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

					Value as a
	Original		Beginning	Ending	Percentage
	Acquisition	Acquisition	Share	Share	of Fund’s	Value as of
Issuer Description	Date	Cost	Amount	Amount	Net Assets	4-30-13

First Citizens Bancshares,	12-17-12	$3,494,680	24,962	24,962	0.77%	$4,502,599
Inc., Series A
First Security Group, Inc.	3-28-13	2,651,717	0	1,767,811	0.82%	4,793,570

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security refer to the Notes to the financial statements.

† At 4-30-13, the aggregate cost of investment securities for federal income tax purposes was $338,463,786. Net unrealized appreciation aggregated $245,789,447 of which $252,827,935 related to appreciated investment securities and $7,038,488 related to depreciated investment securities.

14	Regional Bank Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-13 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $334,808,302)	$581,923,192
Investments in affiliated issuers, at value (Cost $1,615,840)	2,330,041

Total investments, at value (Cost $336,424,142)	584,253,233
Cash	223
Receivable for investments sold	1,165,929
Receivable for fund shares sold	376,519
Dividends and interest receivable	263,710
Other receivables and prepaid expenses	104,279

Total assets	586,163,893

Liabilities

Payable for fund shares repurchased	655,219
Payable to affiliates
Accounting and legal services fees	19,148
Transfer agent fees	167,301
Distribution and service fees	173,612
Trustees’ fees	74,847
Other liabilities and accrued expenses	83,574

Total liabilities	1,173,701

Net assets	$584,990,192

Net assets consist of

Paid-in capital	$291,580,488
Accumulated distributions in excess of net investment income	(129,723)
Accumulated net realized gain (loss) on investments and written options	45,710,336
Net unrealized appreciation (depreciation) on investments	247,829,091

Net assets	$584,990,192

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($532,486,651 ÷ 34,198,032 shares)[1]	$15.57
Class B ($18,051,224 ÷ 1,202,706 shares)[1]	$15.01
Class C ($34,452,317 ÷ 2,292,206 shares)[1]	$15.03

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$16.39

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Regional Bank Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-13
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$5,831,814
Interest	687

Total investment income	5,832,501

Expenses

Investment management fees	2,320,053
Distribution and service fees	1,051,242
Accounting and legal services fees	62,712
Transfer agent fees	531,818
Trustees’ fees	14,389
State registration fees	30,726
Printing and postage	42,461
Professional fees	32,057
Custodian fees	31,356
Registration and filing fees	9,275
Other	14,429

Total expenses	4,140,518

Net investment income	1,691,983

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	47,724,035
Written options	26,259

47,750,294
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	14,738,413
Investments in affiliated issuers	235,912
Written options	(24,239)

14,950,086

Net realized and unrealized gain	62,700,380

Increase in net assets from operations	$64,392,363

16	Regional Bank Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	4-30-13	ended
	(Unaudited)	10-31-12
Increase (decrease) in net assets

From operations
Net investment income	$1,691,983	$2,558,541
Net realized gain	47,750,294	31,249,086
Change in net unrealized appreciation (depreciation)	14,950,086	88,269,222

Increase in net assets resulting from operations	64,392,363	122,076,849

Distributions to shareholders
From net investment income
Class A	(1,762,929)	(2,543,749)
Class B	(12,205)	(2,488)
Class C	(20,821)	(3,584)
From net realized gain
Class A	(25,767,667)	(28,006,674)
Class B	(873,483)	(1,161,638)
Class C	(1,491,638)	(1,673,571)

Total distributions	(29,928,743)	(33,391,704)

From Fund share transactions	(44,257,059)	3,006,440

Total increase (decrease)	(9,793,439)	91,691,585

Net assets

Beginning of period	594,783,631	503,092,046

End of period	$584,990,192	$594,783,631

Accumulated distributions in excess of net investment income	($129,723)	($25,751)

See notes to financial statements	Semiannual report | Regional Bank Fund	17

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08

Per share operating performance

Net asset value, beginning of period	$14.70	$12.56	$13.95	$13.05	$18.19	$34.06
Net investment income[2]	0.05	0.07	0.06	0.04	0.19	0.47
Net realized and unrealized gain (loss)
on investments	1.58	2.92	(0.27)	0.91	(2.78)	(7.04)
Total from investment operations	1.63	2.99	(0.21)	0.95	(2.59)	(6.57)
Less distributions
From net investment income	(0.05)	(0.07)	(0.05)	(0.05)	(0.22)	(0.52)
From net realized gain	(0.71)	(0.78)	(1.13)	—	(2.33)	(8.78)
Total distributions	(0.76)	(0.85)	(1.18)	(0.05)	(2.55)	(9.30)
Net asset value, end of period	$15.57	$14.70	$12.56	$13.95	$13.05	$18.19
Total return (%)[3,4]	11.65[5]	25.62	(2.37)	7.26	(12.98)	(23.53)

Ratios and supplemental data

Net assets, end of period (in millions)	$533	$547	$457	$559	$584	$813
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.36[6]	1.38	1.36	1.38	1.55	1.35
Expenses net of fee waivers	1.36[6]	1.38	1.36	1.38	1.54	1.35
Net investment income	0.64[6]	0.52	0.40	0.30	1.56	2.33
Portfolio turnover (%)	5	11	16	24	37	23

1 Six months ended 4-30-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.

18	Regional Bank Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08

Per share operating performance

Net asset value, beginning of period	$14.21	$12.18	$13.62	$12.79	$17.89	$33.66
Net investment income (loss)[2]	—[3]	(0.03)	(0.04)	(0.06)	0.11	0.34
Net realized and unrealized gain (loss)
on investments	1.52	2.84	(0.26)	0.89	(2.75)	(6.97)
Total from investment operations	1.52	2.81	(0.30)	0.83	(2.64)	(6.63)
Less distributions
From net investment income	(0.01)	—[3]	(0.01)	—[3]	(0.13)	(0.36)
From net realized gain	(0.71)	(0.78)	(1.13)	—	(2.33)	(8.78)
Total distributions	(0.72)	(0.78)	(1.14)	—[3]	(2.46)	(9.14)
Net asset value, end of period	$15.01	$14.21	$12.18	$13.62	$12.79	$17.89
Total return (%)[4,5]	11.26[6]	24.85	(3.16)	6.52	(13.60)	(24.09)

Ratios and supplemental data

Net assets, end of period (in millions)	$18	$18	$19	$27	$34	$55
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.06[7]	2.08	2.06	2.09	2.26	2.07
Expenses net of fee waivers	2.06[7]	2.08	2.06	2.08	2.24	2.06
Net investment income (loss)	(0.06)[7]	(0.19)	(0.30)	(0.40)	0.90	1.64
Portfolio turnover (%)	5	11	16	24	37	23

1 Six months ended 4-30-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.

CLASS C SHARES Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08

Per share operating performance

Net asset value, beginning of period	$14.23	$12.20	$13.63	$12.80	$17.90	$33.66
Net investment income (loss)[2]	(0.01)	(0.03)	(0.04)	(0.06)	0.10	0.31
Net realized and unrealized gain (loss)
on investments	1.53	2.84	(0.25)	0.89	(2.74)	(6.93)
Total from investment operations	1.52	2.81	(0.29)	0.83	(2.64)	(6.62)
Less distributions
From net investment income	(0.01)	—[3]	(0.01)	—[3]	(0.13)	(0.36)
From net realized gain	(0.71)	(0.78)	(1.13)	—	(2.33)	(8.78)
Total distributions	(0.72)	(0.78)	(1.14)	—[3]	(2.46)	(9.14)
Net asset value, end of period	$15.03	$14.23	$12.20	$13.63	$12.80	$17.90
Total return (%)[4,5]	11.24[6]	24.81	(3.07)	6.51	(13.59)	(24.06)

Ratios and supplemental data

Net assets, end of period (in millions)	$34	$30	$27	$32	$28	$37
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.06[7]	2.08	2.06	2.08	2.25	2.06
Expenses net of fee waivers	2.06[7]	2.08	2.06	2.08	2.23	2.06
Net investment income (loss)	(0.08)[7]	(0.19)	(0.30)	(0.41)	0.86	1.59
Portfolio turnover (%)	5	11	16	24	37	23

1 Six months ended 4-30-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.

See notes to financial statements	Semiannual report | Regional Bank Fund	19

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Regional Bank Fund (the Fund) is a series of John Hancock Investment Trust II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation. Moderate income is a secondary objective.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Options listed on an exchange are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities,

20	Regional Bank Fund | Semiannual report

interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2013, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 4-30-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Commercial Banks	$464,059,622	$438,939,748	$4,793,570	$20,326,304
Diversified Financial
Services	37,419,591	37,419,591	—	—
Thrifts & Mortgage
Finance	51,820,833	50,046,498	1,774,335	—
Preferred Securities
Commercial Banks	7,892,449	—	4,502,599	3,389,850
Thrifts & Mortgage
Finance	2,143,691	—	2,143,691	—
Warrants	9,355,047	4,479,966	4,875,081	—
Short-Term Investments	11,562,000	—	11,562,000	—

Total Investments in
Securities	$584,253,233	$530,885,803	$29,651,276	$23,716,154

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.

COMMERCIAL BANKS

Balance as of 10-31-12	$17,285,487
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(2,151,719)
Purchases	8,582,386
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 4-30-13	$23,716,154
Change in unrealized at period end*	(2,151,719)

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of operations.

Semiannual report | Regional Bank Fund	21

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the Fund’s Level 3 securities are outlined in the table below:

	FAIR VALUE AT	VALUATION	UNOBSERVABLE
	4-30-13	TECHNIQUE	INPUTS	INPUT/RANGE

Common Stocks	$12,861,560	Market Approach	Book value multiple	8.00x
			Discount for lack of
			marketability	10%
	7,464,744	Market Approach	Offered quotes	$14.00

	$20,326,304
Preferred Securities	$3,389,850	Market Approach	Offered quotes	$968.47 – $1,724.81
				(weighted average $1,061.22)

Increases/decreases in offered quotes or book value multiples may result in increases/decreases in security valuation. Increases/decreases in discounts for lack of marketability may result in increases/decreases in security valuation.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Fund.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the Fund’s custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Prior to March 27, 2013, the Fund participated in a $100 million unsecured line of credit, also with Citibank, with terms otherwise similar to the existing agreement. Commitment fees for the six months ended April 30, 2013 were $771. For the six months ended April 30, 2013, the Fund had no borrowings under either line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration,

22	Regional Bank Fund | Semiannual report

among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends quarterly and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.

New accounting pronouncements. In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities and in January 2013, Accounting Standards Update No. 2013-1, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. These updates may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objectives. The use of derivatives involves risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out

Semiannual report | Regional Bank Fund	23

with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Options. There are two types of options, put options and a call options. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, over-the-counter options are subject to the risks of all over-the-counter derivatives contracts.

When the Fund purchases an option, the premium paid by the Fund is included in the portfolio of investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the Fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the Fund.

During the six months ended April 30, 2013, the Fund participated in written option contracts to manage against anticipated changes in securities markets. The following tables summarize the Fund’s written options activities during the six months ended April 30, 2013. At April 30, 2013 the Fund held no written option contracts.

	NUMBER OF	PREMIUMS
	CONTRACTS	RECEIVED

Outstanding, beginning of period	2,020	$26,259
Options written	—	—
Options closed	—	—
Options exercised	—	—
Options expired	2,020	26,259
Outstanding, end of period	—	—

24	Regional Bank Fund | Semiannual report

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2013:

	STATEMENT OF
RISK	OPERATIONS LOCATION	WRITTEN OPTIONS

Equity contracts	Net realized gain (loss)	$26,259

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the Fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Advisor under which the Fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.800% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.750% of the next $500,000,000 of the Fund’s average daily net assets; (c) 0.735% of the next $1,000,000,000 of the Fund’s average daily net assets; and (d) 0.725% of the Fund’s average daily net assets in excess of $2,000,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended April 30, 2013 were equivalent to a net annual effective rate of 0.79% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2013 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund pays the following contractual rates of distribution fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Semiannual report | Regional Bank Fund	25

CLASS	RULE 12b–1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $214,733 for the six months ended April 30, 2013. Of this amount, $34,357 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $172,594 was paid as sales commissions to broker-dealers and $7,782 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2013, CDSCs received by the Distributor amounted to $53, $13,674 and $894 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2013 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$804,370	$487,026
Class B	89,152	16,193
Class C	157,720	28,599
Total	$1,051,242	$531,818

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Advisor or its affiliates. Under the John Hancock Group of Funds Deferred Compensation Plan (the Plan) which was terminated in November 2012, certain Trustees could have elected, for tax purposes, to defer receipt of this compensation. Any deferred amounts were invested in various John Hancock funds. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities. Plan assets will be liquidated in accordance with the Plan documents.

26	Regional Bank Fund | Semiannual report

Note 6 — Fund share transactions

Transactions in Fund shares for the six months ended April 30, 2013 and for the year ended October 31, 2012 were as follows:

	Six months ended 4-30-13		Year ended 10-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,693,709	$25,342,882	8,727,434	$121,491,464
Distributions reinvested	1,739,744	24,522,096	2,249,513	26,286,382
Repurchased	(6,409,917)	(95,514,262)	(10,211,442)	(139,632,418)

Net increase (decrease)	(2,976,464)	($45,649,284)	765,505	$8,145,428

Class B shares

Sold	64,740	$934,288	154,406	$2,048,513
Distributions reinvested	58,283	791,490	90,900	1,018,988
Repurchased	(200,807)	(2,873,159)	(514,120)	(6,750,930)

Net decrease	(77,784)	($1,147,381)	(268,814)	($3,683,429)

Class C shares

Sold	302,343	$4,373,431	367,726	$4,910,415
Distributions reinvested	75,140	1,021,905	101,047	1,133,753
Repurchased	(199,834)	(2,855,730)	(571,770)	(7,499,727)

Net increase (decrease)	177,649	$2,539,606	(102,997)	($1,455,559)

Net increase (decrease)	(2,876,599)	($44,257,059)	393,694	$3,006,440

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $29,742,975 and $96,357,825, respectively, for the six months ended April 30, 2013.

Note 8 — Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended April 30, 2013, is set forth below:

	BEGINNING	ENDING
	SHARE	SHARE	REALIZED	DIVIDEND	ENDING
AFFILIATE	AMOUNT	AMOUNT	GAIN (LOSS)	INCOME	VALUE

Anchor Bancorp, Inc.
Bought: none
Sold: none	161,584	161,584	—	—	$2,330,041

Note 9 — Industry or sector risk

From time to time the Fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the Fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the Fund will be less diversified than a more broadly diversified fund, and it may cause the Fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the Fund’s net asset value more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, regulatory and market impacts.

Semiannual report | Regional Bank Fund	27

Special Shareholder Meeting

On November 15, 2012, a Special Meeting of the Shareholders of John Hancock Investment Trust II and each of its series, including John Hancock Regional Bank Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Investment Trust II.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	54,745,183.57	2,002,345.39
Peter S. Burgess	54,795,739.28	1,951,789.68
William H. Cunningham	54,760,497.21	1,987,031.75
Grace K. Fey	54,825,835.30	1,921,693.66
Theron S. Hoffman	54,782,139.05	1,965,389.90
Deborah C. Jackson	54,811,686.18	1,935,842.78
Hassell H. McClellan	54,777,586.20	1,969,942.76
James M. Oates	54,797,429.66	1,950,099.30
Steven R. Pruchansky	54,779,132.96	1,968,396.00
Gregory A. Russo	54,987,161.24	1,760,367.72
Non-Independent Trustees
James R. Boyle	54,891,470.37	1,856,058.59
Craig Bromley	54,874,409.37	1,873,119.59
Warren A. Thomson	54,894,322.12	1,853,206.84

28	Regional Bank Fund | Semiannual report

More information

Trustees	Investment advisor
James M. Oates, Chairman	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairman
Charles L. Bardelis*	Subadvisor
James R. Boyle†	John Hancock Asset Management a division of
Craig Bromley†	Manulife Asset Management (US) LLC
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Regional Bank Fund	29

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Regional Bank Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	01SA 4/13
MF142360	6/13

John Hancock

MUTUAL FUNDS

John Hancock

Small Cap Equity Fund

Semiannual Report

4.30.13

A look at performance

Total returns for the period ended April 30, 2013

	Average annual total returns (%)			Cumulative total returns (%)
	with maximum sales charge			with maximum sales charge

	1-year	5-year	10-year	6-months	1-year	5-year	10-year

Class A	0.28	7.25	8.20	4.44	0.28	41.92	119.85

Class B	–0.16	7.28	8.14	4.58	–0.16	42.12	118.62

Class C	3.84	7.60	7.99	8.57	3.84	44.21	115.76

Class I1	5.97	8.95	9.38	10.12	5.97	53.52	145.17

Class R6[1,2]	6.07	9.01	9.42	10.18	6.07	53.91	146.10

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. For all classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R6
Net/Gross (%)	1.32	2.02	2.02	0.92	0.85

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

See the following page for footnotes.

6	Small Cap Equity Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class B3	4-30-03	$21,862	$21,862	$27,222

Class C3	4-30-03	21,576	21,576	27,222

Class I1	4-30-03	24,517	24,517	27,222

Class R6[1]	4-30-03	24,610	24,610	27,222

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

Russell 2000 Growth Index is an unmanaged index of stocks in the Russell 2000 Index with high price-to-book ratios and higher forecasted values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 For certain types of investors, as described in the Fund’s prospectuses.

2 Class R6 shares were first offered on 9-1-11. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.

3 The contingent deferred sales charge is not applicable.

Semiannual report | Small Cap Equity Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2012 with the same investment held until April 30, 2013.

	Account value	Ending value	Expenses paid during
	on 11-1-12	on 4-30-13	period ended 4-30-13[1]

Class A	$1,000.00	$1,099.20	$6.77

Class B	1,000.00	1,095.80	10.39

Class C	1,000.00	1,095.70	10.39

Class I	1,000.00	1,101.20	4.79

Class R6	1,000.00	1,101.80	4.38

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Small Cap Equity Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2012, with the same investment held until April 30, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 11-1-12	on 4-30-13	period ended 4-30-13[1]

Class A	$1,000.00	$1,018.30	$6.51

Class B	1,000.00	1,014.90	9.99

Class C	1,000.00	1,014.90	9.99

Class I	1,000.00	1,020.20	4.61

Class R6	1,000.00	1,020.60	4.21

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.30%, 2.00%, 2.00%, 0.92% and 0.84% for Class A, Class B, Class C, Class I and Class R6 shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Small Cap Equity Fund	9

Portfolio summary

Top 10 Holdings (30.6% of Net Assets on 4-30-13)[1,2]

CoStar Group, Inc.	3.6%	Bottomline Technologies, Inc.	3.0%

Acuity Brands, Inc.	3.5%	Clean Harbors, Inc.	2.7%

Align Technology, Inc.	3.5%	The Advisory Board Company	2.7%

HomeAway, Inc.	3.2%	Ultimate Software Group, Inc.	2.7%

KVH Industries, Inc.	3.2%	Concur Technologies, Inc.	2.5%

Sector Composition[1,3]

Information Technology	28.5%	Energy	3.4%

Industrials	23.3%	Materials	0.7%

Health Care	22.8%	Financials	0.7%

Consumer Discretionary	12.2%	Short-Term Investments & Other	0.7%

Consumer Staples	7.7%

1 As a percentage of net assets on 4-30-13.

2 Cash and cash equivalents not included.

3 The prices of small company stocks can change more frequently and dramatically than those of large company stocks. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Hedging and other strategic transactions may increase volatility of a fund and, if the transaction is not successful, could result in a significant loss. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. For additional information on these and other risk considerations, please see the Fund’s prospectuses.

10	Small Cap Equity Fund | Semiannual report

Fund’s investments

As of 4-30-13 (unaudited)

	Shares	Value

Common Stocks 99.3%		$403,220,070

(Cost $352,897,819)

Consumer Discretionary 12.2%		49,409,009

Household Durables 0.7%

iRobot Corp. (I)	95,244	2,770,652

Internet & Catalog Retail 3.2%

HomeAway, Inc. (I)	428,847	13,101,276

Media 1.4%

IMAX Corp. (I)	222,734	5,686,399

Specialty Retail 3.8%

Hibbett Sports, Inc. (I)	123,766	6,788,565

Restoration Hardware Holdings, Inc. (I)	154,085	6,001,611

Tile Shop Holdings, Inc. (I)	99,473	2,466,930

Textiles, Apparel & Luxury Goods 3.1%

Fifth & Pacific Companies, Inc. (I)	296,929	6,122,676

Tumi Holdings, Inc. (I)	280,977	6,470,900

Consumer Staples 7.7%		31,403,582

Food & Staples Retailing 3.8%

PriceSmart, Inc.	73,332	6,543,414

United Natural Foods, Inc. (I)	183,113	9,144,663

Food Products 3.9%

Annie’s, Inc. (I)	156,162	5,901,362

TreeHouse Foods, Inc. (I)	154,044	9,814,143

Energy 3.4%		13,705,363

Energy Equipment & Services 1.8%

Dril-Quip, Inc. (I)	58,544	4,900,718

Geospace Technologies Corp. (I)	26,663	2,249,557

Oil, Gas & Consumable Fuels 1.6%

Americas Petrogas, Inc. (I)	2,859,167	4,824,641

Ivanhoe Energy, Inc. (I)	1,341,432	1,730,447

Financials 0.7%		2,726,837

Capital Markets 0.7%

Solar Senior Capital, Ltd.	142,245	2,726,837

See notes to financial statements	Semiannual report | Small Cap Equity Fund	11

	Shares	Value

Health Care 22.8%		$92,658,070

Biotechnology 3.9%

Alkermes PLC (I)	134,289	4,110,586

Ariad Pharmaceuticals, Inc. (I)	182,528	3,261,775

Cepheid, Inc. (I)	226,480	8,635,682

Health Care Equipment & Supplies 9.4%

Align Technology, Inc. (I)	427,364	14,154,296

DexCom, Inc. (I)	276,495	4,537,283

HeartWare International, Inc. (I)	46,750	4,544,100

Neogen Corp. (I)	150,612	7,655,608

NxStage Medical, Inc. (I)	284,295	3,175,575

Thoratec Corp. (I)	112,786	4,082,853

Health Care Providers & Services 2.1%

MEDNAX, Inc. (I)	94,289	8,366,263

Health Care Technology 6.5%

athenahealth, Inc. (I)	66,348	6,386,658

HealthStream, Inc. (I)	297,397	6,828,235

HMS Holdings Corp. (I)	356,367	8,984,012

Vocera Communications, Inc. (I)	207,857	4,115,569

Pharmaceuticals 0.9%

Salix Pharmaceuticals, Ltd. (I)	73,046	3,819,575

Industrials 23.3%		94,583,816

Aerospace & Defense 1.9%

The KEYW Holding Corp. (I)	564,273	7,668,470

Building Products 3.2%

Quanex Building Products Corp.	287,939	4,684,768

Simpson Manufacturing Company, Inc.	85,760	2,464,742

Trex Company, Inc. (I)	124,745	6,072,587

Commercial Services & Supplies 4.8%

Clean Harbors, Inc. (I)	190,179	10,834,498

Healthcare Services Group, Inc.	388,539	8,660,534

Electrical Equipment 3.5%

Acuity Brands, Inc.	195,513	14,264,628

Machinery 3.3%

Chart Industries, Inc. (I)	80,324	6,812,278

Proto Labs, Inc. (I)	68,759	3,512,210

Westport Innovations, Inc. (I)(L)	98,254	3,052,752

Professional Services 2.7%

The Advisory Board Company (I)	220,102	10,818,013

Trading Companies & Distributors 3.9%

Beacon Roofing Supply, Inc. (I)	80,841	3,082,467

DXP Enterprises, Inc. (I)	66,446	4,443,908

MRC Global, Inc. (I)	274,189	8,211,961

12	Small Cap Equity Fund | Semiannual report	See notes to financial statements

		Shares	Value

Information Technology 28.5%			$115,651,151

Communications Equipment 3.2%

KVH Industries, Inc. (I)(V)		978,500	12,925,985

Electronic Equipment, Instruments & Components 1.0%

Cognex Corp.		106,198	4,216,061

Internet Software & Services 7.5%

CoStar Group, Inc. (I)		134,704	14,603,261

Dealertrack Technologies, Inc. (I)		118,442	3,298,610

Demandware, Inc. (I)		142,374	3,886,810

Liquidity Services, Inc. (I)(L)		264,269	8,694,450

IT Services 1.5%

WEX, Inc. (I)		77,235	5,852,868

Semiconductors & Semiconductor Equipment 1.8%

Cavium, Inc. (I)		113,492	3,569,323

Veeco Instruments, Inc. (I)		96,319	3,666,864

Software 13.5%

Allot Communications, Ltd. (I)		174,114	1,970,970

Aspen Technology, Inc. (I)		133,502	4,069,141

Bottomline Technologies, Inc. (I)		460,325	12,060,515

Concur Technologies, Inc. (I)(L)		139,110	10,170,332

Monotype Imaging Holdings, Inc.		158,539	3,676,519

Synchronoss Technologies, Inc. (I)		222,582	6,307,974

Tangoe, Inc. (I)		457,352	5,881,547

Ultimate Software Group, Inc. (I)		111,812	10,799,921

Materials 0.7%			3,082,242

Metals & Mining 0.7%

Pretium Resources, Inc. (I)		417,928	3,082,242

Warrants 0.0%			$4,333

(Cost $0)

Focus Graphite, Inc. (Expiration Date: 5-13-13, Strike Price: CAD 1.25) (I)		873,048	4,333

Purchased Options 0.0%			$760

(Cost $760)

Put Options 0.0%			760

Exchange Traded Equity Purchased Options on Align Technology, Inc.
(Expiration Date: 5-18-13; Strike Price: $32.00) (I)		1,000	760

	Yield (%)	Shares	Value

Securities Lending Collateral 1.1%			$4,762,443

(Cost $4,761,566)

John Hancock Collateral Investment Trust (W)	0.2361 (Y)	475,835	4,762,443

See notes to financial statements	Semiannual report | Small Cap Equity Fund	13

	Par value	Value

Short-Term Investments 0.8%		$3,182,000

(Cost $3,182,000)

Repurchase Agreement 0.8%		3,182,000

Repurchase Agreement with State Street Corp. dated 4-30-13 at
0.010% to be repurchased at $3,182,001 on 5-1-13, collateralized by
$3,230,000 Federal Home Loan Mortgage Corp., 1.250% due 10-2-19
(valued at $3,246,150, including interest)	$3,182,000	3,182,000

Total investments (Cost $360,842,145)† 101.2%		$411,169,606

Other assets and liabilities, net (1.2%)		($5,009,845)

Total net assets 100.0%		$406,159,761

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

CAD Canadian Dollar

(I) Non-income producing security.

(L) A portion of this security is on loan as of 4-30-13.

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security refer to Note 8 of Notes to financial statements.

(W) Investment is an affiliate of the Fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 4-30-13.

† At 4-30-13, the aggregate cost of investment securities for federal income tax purposes was $364,992,083. Net unrealized appreciation aggregated $46,177,523 of which $65,886,475 related to appreciated investment securities and $19,708,952 related to depreciated investment securities.

14	Small Cap Equity Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 4-30-13 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $343,821,309) including
$4,684,764 of securities loaned	$393,481,178
Investments in affiliated issuers, at value (Cost $17,020,836)	17,688,428

Total investments, at value (Cost $360,842,145)	411,169,606
Cash	701
Foreign currency, at value (Cost $37)	37
Receivable for investments sold	2,675,325
Receivable for fund shares sold	53,731
Dividends and interest receivable	46,607
Receivable for securities lending income	22,912
Other receivables and prepaid expenses	95,408

Total assets	414,064,327

Liabilities

Payable for investments purchased	2,474,273
Payable for fund shares repurchased	392,236
Payable upon return of securities loaned	4,763,219
Written options, at value (premiums received $740)	740
Payable to affiliates
Accounting and legal services fees	9,084
Transfer agent fees	112,952
Distribution and service fees	19,849
Trustees’ fees	59,946
Other liabilities and accrued expenses	72,267

Total liabilities	7,904,566

Net assets	$406,159,761

Net assets consist of

Paid-in capital	$494,977,235
Accumulated net investment loss	(5,440,397)
Accumulated net realized gain (loss) on investments and foreign
currency transactions	(133,704,538)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	50,327,461

Net assets	$406,159,761

See notes to financial statements	Semiannual report | Small Cap Equity Fund	15

FINANCIAL STATEMENTS

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($346,175,232 ÷ 12,731,447 shares)[1]	$27.19
Class B ($18,992,682 ÷ 775,943 shares)[1]	$24.48
Class C ($24,281,996 ÷ 991,566 shares)[1]	$24.49
Class I ($16,589,720 ÷ 574,609 shares)	$28.87
Class R6 ($120,131 ÷ 4,156 shares)	$28.91

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$28.62

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16	Small Cap Equity Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Statement of operations For the six-month period ended 4-30-13 (unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$462,707
Securities lending	103,889
Interest	306

Total investment income	566,902

Expenses

Investment management fees	1,388,782
Distribution and service fees	723,567
Accounting and legal services fees	42,856
Transfer agent fees	354,155
Trustees’ fees	10,236
State registration fees	41,344
Printing and postage	36,422
Professional fees	28,529
Custodian fees	41,461
Registration and filing fees	12,733
Other	13,004

Total expenses	2,693,089

Net investment loss	(2,126,187)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	34,678,649
Investments in affiliated issuers	(41,586)
Foreign currency transactions	2,573

34,639,636

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	5,677,538
Investments in affiliated issuers	(636,232)
Translation of assets and liabilities in foreign currencies	397

5,041,703

Net realized and unrealized gain	39,681,339

Increase in net assets from operations	$37,555,152

See notes to financial statements	Semiannual report | Small Cap Equity Fund	17

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	4-30-13	ended
	(Unaudited)	10-31-12

Increase (decrease) in net assets

From operations
Net investment loss	($2,126,187)	($3,586,713)
Net realized gain	34,639,636	28,905,607
Change in net unrealized appreciation (depreciation)	5,041,703	20,903,206

Increase in net assets resulting from operations	37,555,152	46,222,100

Distributions to shareholders
From net investment income
Class A	(323,120)	(6,653,795)
Class B	—	(334,720)
Class C	—	(368,748)
Class I	(46,067)	(340,585)
Class R6	(341)	(2,219)

Total distributions	(369,528)	(7,700,067)

From Fund share transactions	(28,593,542)	(53,849,385)

Total increase (decrease)	8,592,082	(15,327,352)

Net assets

Beginning of period	397,567,679	412,895,031

End of period	$406,159,761	$397,567,679

Accumulated net investment loss	($5,440,397)	($2,944,682)

18	Small Cap Equity Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08

Per share operating performance

Net asset value, beginning of period	$24.76	$22.63	$21.41	$16.27	$12.58	$24.60
Net investment loss[2]	(0.13)	(0.19)	(0.20)	(0.21)	(0.18)	(0.18)[3]
Net realized and unrealized gain (loss)
on investments	2.58	2.76	1.57	5.35	3.87	(11.84)
Total from investment operations	2.45	2.57	1.37	5.14	3.69	(12.02)
Less distributions
From net investment income	(0.02)	(0.44)	(0.15)	—	—	—
Net asset value, end of period	$27.19	$24.76	$22.63	$21.41	$16.27	$12.58
Total return (%)[4,5]	9.92[6]	11.65	6.34[7]	31.59	29.33	(48.86)

Ratios and supplemental data

Net assets, end of period (in millions)	$346	$336	$347	$361	$279	$240
Ratios (as a percentage of average net
assets):
Expenses before reductions	1.30[8]	1.32	1.28	1.47	1.77[9]	1.49
Expenses net of fee waivers and credits	1.30[8]	1.32	1.28	1.47	1.71[9]	1.49
Net investment loss	(1.01)[8]	(0.79)	(0.80)	(1.11)	(1.30)	(0.95)[3]
Portfolio turnover (%)	40	73	110	79[10]	103	58

1 Six months ended 4-30-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.07 and 0.35%, respectively.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 The Fund’s total return includes a reimbursement from the advisor due to an investment violation, which impacted the net realized gain (loss) by $0.03 per share, otherwise the total return would have been lower.
8 Annualized.
9 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
10 Excludes merger activity.

See notes to financial statements	Semiannual report | Small Cap Equity Fund	19

CLASS B SHARES Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08

Per share operating performance

Net asset value, beginning of period	$22.34	$20.46	$19.38	$14.83	$11.55	$22.77
Net investment loss[2]	(0.20)	(0.33)	(0.33)	(0.32)	(0.25)	(0.31)[3]
Net realized and unrealized gain (loss)
on investments	2.34	2.51	1.42	4.87	3.53	(10.91)
Total from investment operations	2.14	2.18	1.09	4.55	3.28	(11.22)
Less distributions
From net investment income	—	(0.30)	(0.01)	—	—	—
Net asset value, end of period	$24.48	$22.34	$20.46	$19.38	$14.83	$11.55
Total return (%)[4,5]	9.58[6]	10.85	5.61[7]	30.68	28.40	(49.28)

Ratios and supplemental data

Net assets, end of period (in millions)	$19	$20	$24	$30	$37	$46
Ratios (as a percentage of average net
assets):
Expenses before reductions	2.00[8]	2.02	1.98	2.20	2.49[9]	2.19
Expenses net of fee waivers and credits	2.00[8]	2.02	1.98	2.20	2.45[9]	2.19
Net investment loss	(1.71)[8]	(1.50)	(1.47)	(1.84)	(2.03)	(1.70)[3]
Portfolio turnover (%)	40	73	110	79[10]	103	58

1 Six months ended 4-30-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.06 and 0.35%, respectively.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 The Fund’s total return includes a reimbursement from the advisor due to an investment violation, which impacted the net realized gain (loss) by $0.03 per share, otherwise the total return would have been lower.
8 Annualized.
9 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
10 Excludes merger activity.

CLASS C SHARES Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08

Per share operating performance

Net asset value, beginning of period	$22.35	$20.47	$19.40	$14.84	$11.56	$22.77
Net investment loss[2]	(0.20)	(0.33)	(0.33)	(0.31)	(0.26)	(0.30)[3]
Net realized and unrealized gain (loss)
on investments	2.34	2.51	1.41	4.87	3.54	(10.91)
Total from investment operations	2.14	2.18	1.08	4.56	3.28	(11.21)
Less distributions
From net investment income	—	(0.30)	(0.01)	—	—	—
Net asset value, end of period	$24.49	$22.35	$20.47	$19.40	$14.84	$11.56
Total return (%)[4,5]	9.57[6]	10.84	5.58[7]	30.73	28.37	(49.23)

Ratios and supplemental data

Net assets, end of period (in millions)	$24	$25	$26	$27	$18	$17
Ratios (as a percentage of average net
assets):
Expenses before reductions	2.00[8]	2.02	1.98	2.17	2.49[9]	2.19
Expenses net of fee waivers and credits	2.00[8]	2.02	1.98	2.17	2.43[9]	2.19
Net investment loss	(1.71)[8]	(1.49)	(1.50)	(1.81)	(2.01)	(1.67)[3]
Portfolio turnover (%)	40	73	110	79[10]	103	58

1 Six months ended 4-30-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.06 and 0.35%, respectively.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 The Fund’s total return includes a reimbursement from the advisor due to an investment violation, which impacted the net realized gain (loss) by $0.03 per share, otherwise the total return would have been lower.
8 Annualized.
9 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
10 Excludes merger activity.

20	Small Cap Equity Fund | Semiannual report	See notes to financial statements

CLASS I SHARES Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08

Per share operating performance

Net asset value, beginning of period	$26.29	$24.01	$22.71	$17.16	$13.16	$25.57
Net investment loss[2]	(0.09)	(0.10)	(0.13)	(0.11)	(0.07)	(0.12)[3]
Net realized and unrealized gain (loss)
on investments	2.74	2.92	1.69	5.66	4.07	(12.29)
Total from investment operations	2.65	2.82	1.56	5.55	4.00	(12.41)
Less distributions
From net investment income	(0.07)	(0.54)	(0.26)	—	—	—
Net asset value, end of period	$28.87	$26.29	$24.01	$22.71	$17.16	$13.16
Total return (%)[4]	10.12[5]	12.08	6.80[6]	32.34	30.40	(48.53)

Ratios and supplemental data

Net assets, end of period (in millions)	$17	$17	$15	$11	$8	$3
Ratios (as a percentage of average net
assets):
Expenses before reductions	0.92[7]	0.92	0.87	0.90	0.91[8]	0.84
Expenses net of fee waivers and credits	0.92[7]	0.92	0.87	0.90	0.91[8]	0.84
Net investment loss	(0.63)[7]	(0.39)	(0.50)	(0.53)	(0.49)	(0.57)[3]
Portfolio turnover (%)	40	73	110	79[9]	103	58

1 Six months ended 4-30-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.07 and 0.35%, respectively.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 The Fund’s total return includes a reimbursement from the advisor due to an investment violation, which impacted the net realized gain (loss) by $0.03 per share, otherwise the total return would have been lower.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
9 Excludes merger activity.

CLASS R6 SHARES Period ended	4-30-13[1]	10-31-12	10-31-11[2]

Per share operating performance

Net asset value, beginning of period	$26.32	$24.01	$24.06
Net investment loss[3]	(0.08)	(0.08)	(0.03)
Net realized and unrealized gain (loss) on investments	2.75	2.92	(0.02)
Total from investment operations	2.67	2.84	(0.05)
Less distributions
From net investment income	(0.08)	(0.53)	—
Net asset value, end of period	$28.91	$26.32	$24.01
Total return (%)[4]	10.18[5]	12.19	(0.21)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84[7]	0.85	0.91[7]
Expenses net of fee waivers and credits	0.84[7]	0.85	0.89[7]
Net investment loss	(0.55)[7]	(0.31)	(0.74)[7]
Portfolio turnover (%)	40	73	110[8]

1 Six months ended 4-30-13. Unaudited.
2 The inception date for Class R6 shares is 9-1-11.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 11-1-10 to 10-31-11.

See notes to financial statements	Semiannual report | Small Cap Equity Fund	21

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Small Cap Equity Fund (the Fund) is a series of John Hancock Investment Trust II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Options listed on an exchange are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities,

22	Small Cap Equity Fund | Semiannual report

interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of April 30, 2013, all investments are categorized as Level 1, except for repurchase agreements which are categorized as Level 2, under the hierarchy described above.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its portfolio securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, which has a floating net asset value (NAV). JHCIT invests in short term investments as part of the securities lending program, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through securities lending provider indemnification, the Fund could experience a delay in recovering its securities and possible losses of income or value if the borrower fails to return the securities, collateral investments decline in value or the Fund loses its rights in the collateral should the borrower fail financially. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the Fund’s custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused

Semiannual report | Small Cap Equity Fund	23

portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Prior to March 27, 2013, the Fund participated in a $100 million unsecured line of credit, also with Citibank, with terms otherwise similar to the existing agreement. Commitment fees for the six months ended April 30, 2013 were $679. For the six months ended April 30, 2013, the Fund had no borrowings under either line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a capital loss carryforward of $167,457,642 available to offset future net realized capital gains as of October 31, 2012. The following table details the capital loss carryforward available as of October 31, 2012:

CAPITAL LOSS CARRYFORWARD EXPIRING AT OCTOBER 31
2015	2016	2017

$601,044	$120,422,726	$46,433,872

As of October 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

24	Small Cap Equity Fund | Semiannual report

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to passive foreign investment companies and wash sale loss deferrals.

New accounting pronouncements. In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities and in January 2013, Accounting Standards Update No. 2013-1, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. These updates may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objective. The use of derivatives involves risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Options. There are two types of options, put options and a call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the Fund purchases an option, the premium paid by the Fund is included in the portfolio of investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the Fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the Fund.

Semiannual report | Small Cap Equity Fund	25

During the six months ended April 30, 2013, the Fund used purchased options to gain exposure to certain securities. During the six months ended April 30, 2013, the Fund held purchased options with market values up to approximately $760 as measured at each quarter end.

During the six months ended April 30, 2013, the Fund wrote option contracts to gain exposure to certain securities. The following tables summarize the Fund’s written options activities during the six months ended April 30, 2013 and the contracts held at April 30, 2013.

	NUMBER OF	PREMIUMS
	CONTRACTS	RECEIVED

Outstanding, beginning of period	—	—
Options written	10	$740
Option closed	—	—
Options exercised	—	—
Options expired	—	—
Outstanding, end of period	10	$740

	EXERCISE	EXPIRATION	NUMBER OF
NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

CALLS
Align	$36.00	Jun 2013	10	$740	($740)
Technology, Inc.
Total					($740)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at April 30, 2013 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Equity contracts	Written options, at value	Written options	—	($740)
Equity contracts	Investment in unaffiliated	Purchased	$760	—
	issuers, at value*	options

* Purchased options are included in the Fund’s investments.

The premiums received equaled the market value for written option contracts held at April 30, 2013. As a result, the written option contracts had no effect on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the Fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

26	Small Cap Equity Fund | Semiannual report

Management fee. The Fund has an investment management agreement with the Advisor under which the Fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.700% of the first $1,000,000,000 of the Fund’s average daily net assets; and (b) 0.685% of the Fund’s average daily net assets in excess of $1,000,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The Fund is not responsible for payment of the subadvisory fees.

Prior to March 1, 2013, the Advisor contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 0.89% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses. For the six months ended April 30, 2013, there were no expense reductions or reimbursements related to this agreement.

The investment management fees incurred for the six months ended April 30, 2013 were equivalent to a net annual effective rate of 0.70% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2013 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund pays the following contractual rates of distribution fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	RULE 12b–1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $56,164 for the six months ended April 30, 2013. Of this amount, $7,792 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $40,472 was paid as sales commissions to broker-dealers and $7,900 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2013, CDSCs received by the Distributor amounted to $834, $11,571 and $735 for Class A, Class B and Class C shares, respectively.

Semiannual report | Small Cap Equity Fund	27

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2013 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$505,427	$305,897
Class B	97,256	17,679
Class C	120,884	21,959
Class I	—	8,604
Class R6	—	16
Total	$723,567	$354,155

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Advisor or its affiliates. Under the John Hancock Group of Funds Deferred Compensation Plan (the Plan) which was terminated in November 2012, certain Trustees could have elected, for tax purposes, to defer receipt of this compensation. Any deferred amounts were invested in various John Hancock funds. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities. Plan assets will be liquidated in accordance with the Plan documents.

Note 6 — Fund share transactions

Transactions in Fund shares for the six months ended April 30, 2013 and for the year ended October 31, 2012 were as follows:

	Six months ended 4-30-13		Year ended 10-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	331,495	$8,617,573	1,092,504	$26,393,786
Distributions reinvested	11,748	290,400	273,963	5,887,461
Repurchased	(1,189,822)	(30,597,639)	(3,136,953)	(76,060,209)

Net decrease	(846,579)	($21,689,666)	(1,770,486)	($43,778,962)

Class B shares

Sold	31,633	$743,193	79,571	$1,755,114
Distributions reinvested	—	—	14,913	290,961
Repurchased	(152,054)	(3,567,751)	(368,857)	(8,101,100)

Net decrease	(120,421)	($2,824,558)	(274,373)	($6,055,025)

28	Small Cap Equity Fund | Semiannual report

	Six months ended 4-30-13		Year ended 10-31-12
	Shares	Amount	Shares	Amount
Class C shares

Sold	32,081	$756,594	72,853	$1,614,336
Distributions reinvested	—	—	14,251	278,176
Repurchased	(145,923)	(3,399,791)	(256,128)	(5,634,199)

Net decrease	(113,842)	($2,643,197)	(169,024)	($3,741,687)

Class I shares

Sold	70,518	$1,960,232	161,861	$4,215,283
Distributions reinvested	1,554	40,733	13,703	311,608
Repurchased	(126,272)	(3,437,086)	(187,387)	(4,800,602)

Net decrease	(54,200)	($1,436,121)	(11,823)	($273,711)

Net decrease	(1,135,042)	($28,593,542)	(2,225,706)	($53,849,385)

Class R6 had no Fund share transactions for the six months ended April 30, 2013 and for the year ended October 31, 2012.

Affiliates of the Fund owned 100% of shares of beneficial interest of Class R6 on April 30, 2013.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $158,933,385 and $188,008,693, respectively, for the six months ended April 30, 2013.

Note 8 — Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended April 30, 2013, is set forth below:

	BEGINNING	ENDING
	SHARE	SHARE	REALIZED	DIVIDEND	ENDING
AFFILIATE	AMOUNT	AMOUNT	LOSS	INCOME	VALUE

KVH Industries, Inc.
Sold: 130,730	1,109,230	978,500	($41,697)	—	$12,925,985

Semiannual report | Small Cap Equity Fund	29

Special Shareholder Meeting

On November 15, 2012, a Special Meeting of the Shareholders of John Hancock Investment Trust II and each of its series, including John Hancock Small Cap Equity Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Investment Trust II.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	54,745,183.57	2,002,345.39
Peter S. Burgess	54,795,739.28	1,951,789.68
William H. Cunningham	54,760,497.21	1,987,031.75
Grace K. Fey	54,825,835.30	1,921,693.66
Theron S. Hoffman	54,782,139.05	1,965,389.90
Deborah C. Jackson	54,811,686.18	1,935,842.78
Hassell H. McClellan	54,777,586.20	1,969,942.76
James M. Oates	54,797,429.66	1,950,099.30
Steven R. Pruchansky	54,779,132.96	1,968,396.00
Gregory A. Russo	54,987,161.24	1,760,367.72
Non-Independent Trustees
James R. Boyle	54,891,470.37	1,856,058.59
Craig Bromley	54,874,409.37	1,873,119.59
Warren A. Thomson	54,894,322.12	1,853,206.84

30	Small Cap Equity Fund | Semiannual report

More information

Trustees	Investment advisor
James M. Oates, Chairman	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairman
Charles L. Bardelis*	Subadvisor
James R. Boyle†	John Hancock Asset Management a division of
Craig Bromley†	Manulife Asset Management (US) LLC
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Small Cap Equity Fund	31

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

This report is for the information of the shareholders of John Hancock Small Cap Equity Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	37SA 4/13
MF142390	6/13

John Hancock
MUTUAL FUNDS

John Hancock Financial Industries Fund

Semiannual Report
4.30.13

A look at performance

Total returns for the period ended April 30, 2013

	Average annual total returns (%)			Cumulative total returns (%)
	with maximum sales charge			with maximum sales charge

	1-year	5-year	10-year	6-months	1-year	5-year	10-year

Class A	21.60	0.55	4.24	11.83	21.60	2.78	51.50

Class B	22.08	0.48	4.18	12.23	22.08	2.40	50.66

Class C	26.08	0.88	4.05	16.23	26.08	4.49	48.80

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from those disclosed in the Financial highlights tables in this report. For all classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C
Net/Gross (%)	1.45	2.15	2.15

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6	Financial Industries Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index 1	Index 2

Class B1	4-30-03	$15,066	$15,066	$10,124	$21,356

Class C1	4-30-03	14,880	14,880	10,124	21,356

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

S&P 500 Financials Index is an unmanaged index of financial sector stocks in the S&P 500 Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values if they did.

1 The contingent deferred sales charge is not applicable.

Semiannual report | Financial Industries Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2012 with the same investment held until April 30, 2013.

	Account value	Ending value	Expenses paid during
	on 11-1-12	on 4-30-13	period ended 4-30-13[1]

Class A	$1,000.00	$1,176.90	$7.50

Class B	1,000.00	1,172.30	11.26

Class C	1,000.00	1,172.30	11.31

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Financial Industries Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2012, with the same investment held until April 30, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 11-1-12	on 4-30-13	period ended 4-30-13[1]

Class A	$1,000.00	$1,017.90	$6.95

Class B	1,000.00	1,014.40	10.44

Class C	1,000.00	1,014.40	10.49

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.39%, 2.09% and 2.10% for Class A, Class B and Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Financial Industries Fund	9

Portfolio summary

Top 10 Holdings (32.0% of Net Assets on 4-30-13)[1,2]

U.S. Bancorp	3.6%	The Blackstone Group LP	3.2%

Wells Fargo & Company	3.5%	Bank of America Corp.	3.2%

Ameriprise Financial, Inc.	3.5%	Simon Property Group, Inc.	2.9%

American Capital, Ltd.	3.3%	Assured Guaranty, Ltd.	2.8%

JPMorgan Chase & Company	3.3%	Visa Inc., Class A	2.7%

Sector Composition[1,3]

Commercial Banks	34.2%	IT Services	2.7%

Capital Markets	22.3%	Consumer Finance	2.2%

Real Estate Investment Trusts	10.4%	Real Estate Management
		& Development	0.5%
Diversified Financial Services	9.2%
		Short-Term Investments & Other	6.3%
Insurance	7.7%

Thrifts & Mortgage Finance	4.5%

1 As a percentage of net assets on 4-30-13.

2 Cash and cash equivalents not included.

3 Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks. Hedging and other strategic transactions may increase volatility of a fund and, if the transaction is not successful, could result in a significant loss. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

10	Financial Industries Fund | Semiannual report

Fund’s investments

As of 4-30-13 (unaudited)

	Shares	Value

Common Stocks 85.3%		$274,202,411

(Cost $182,835,540)

Financials 82.6%		265,566,141

Capital Markets 19.2%

American Capital, Ltd. (I)	711,945	10,771,728

Ameriprise Financial, Inc.	151,763	11,310,896

Apollo Global Management LLC	143,236	3,855,913

Invesco, Ltd.	215,836	6,850,635

KKR & Company LP	282,570	5,933,970

The Blackstone Group LP	504,543	10,368,359

The Carlyle Group LP	157,929	5,129,534

The Goldman Sachs Group, Inc.	31,906	4,660,509

Walter Investment Management Corp. (I)	83,014	2,785,950

Commercial Banks 31.0%

1st United Bancorp, Inc.	241,236	1,599,395

Banco Santander Chile, ADR	49,716	1,324,434

BB&T Corp.	91,120	2,803,762

Comerica, Inc.	43,759	1,586,264

East West Bancorp, Inc.	184,042	4,477,742

Fifth Third Bancorp	452,161	7,700,302

Glacier Bancorp, Inc.	188,692	3,481,367

Independent Bank Corp. — Massachusetts	49,771	1,544,892

PNC Financial Services Group, Inc.	42,717	2,899,630

Prosperity Bancshares, Inc.	97,235	4,466,976

Regions Financial Corp.	523,736	4,446,519

Standard Chartered PLC	69,118	1,740,091

State Bank Financial Corp.	74,447	1,095,115

Sun Bancorp, Inc. (I)	399,836	1,287,472

SunTrust Banks, Inc.	218,480	6,390,540

SVB Financial Group (I)	90,678	6,448,113

Talmer Bancorp, Inc. (I)(S)	739,378	5,907,587

U.S. Bancorp	350,423	11,662,077

UniCredit SpA (I)	392,730	2,062,841

Union First Market Bankshares Corp.	123,206	2,329,825

Wells Fargo & Company	299,840	11,387,923

Wilshire Bancorp, Inc. (I)	466,508	2,980,986

Yadkin Valley Financial Corp. (I)	437,854	1,755,795

Zions Bancorporation	340,103	8,373,336

See notes to financial statements	Semiannual report | Financial Industries Fund	11

	Shares	Value

Consumer Finance 2.2%

Discover Financial Services	163,621	$7,156,783

Diversified Financial Services 8.6%

Bank of America Corp.	837,443	10,308,923

Citigroup, Inc.	145,121	6,771,346

JPMorgan Chase & Company	217,714	10,670,163

Insurance 7.4%

ACE, Ltd.	87,489	7,798,769

American International Group, Inc. (I)	166,093	6,879,572

Assured Guaranty, Ltd.	436,857	9,012,360

Real Estate Investment Trusts 10.4%

BRE Properties, Inc.	50,000	2,524,000

Campus Crest Communities, Inc.	167,473	2,287,681

Coresite Realty Corp.	67,199	2,431,260

DiamondRock Hospitality Company	149,778	1,494,784

Digital Realty Trust, Inc.	77,826	5,488,290

FelCor Lodging Trust, Inc. (I)	355,366	2,125,089

General Growth Properties, Inc.	129,566	2,943,740

Select Income REIT	90,052	2,569,184

Simon Property Group, Inc.	51,693	9,204,973

Spirit Realty Capital, Inc.	112,981	2,432,481

Real Estate Management & Development 0.5%

Altus Group, Ltd.	176,463	1,474,831

Thrifts & Mortgage Finance 3.3%

First Defiance Financial Corp.	45,361	1,026,973

Flushing Financial Corp.	94,939	1,441,174

HomeStreet, Inc.	103,931	2,234,517

Nationstar Mortgage Holdings, Inc. (I)	136,496	5,018,958

United Community Financial Corp. (I)	229,530	849,812

Information Technology 2.7%		8,636,270

IT Services 2.7%

Visa, Inc., Class A	51,266	8,636,270

Preferred Securities 4.4%		$14,072,563

(Cost $12,872,697)

Financials 4.4%		14,072,563

Capital Markets 1.0%

Hercules Technology Growth Capital, Inc., 7.000%	60,000	1,573,200

Hercules Technology Growth Capital, Inc., 7.000%	61,175	1,629,702

Commercial Banks 2.4%

Royal Bank of Scotland Group PLC, Series T, 7.250%	80,100	2,016,117

Taylor Capital Group, Inc., Series A, 8.000%	34,872	922,364

United Community Banks, Inc., Series B
(5.000% to 2-1-14, then 9.000% thereafter)	1,598	1,547,615

Zions Bancorporation, 6.300%	120,000	3,258,000

Insurance 0.3%

Maiden Holdings, Ltd., 8.250%	40,000	1,064,000

12	Financial Industries Fund | Semiannual report	See notes to financial statements

			Shares	Value

Thrifts & Mortgage Finance 0.7%

First Pactrust Bancorp, Inc., 7.500%			40,000	$1,036,000

United Community Financial Corp., Series A (I)			277	1,025,565

		Maturity
	Rate (%)	date	Par value	Value

Corporate Bonds 0.5%				$1,620,500

(Cost $1,400,000)

Financials 0.5%				1,620,500

Thrifts & Mortgage Finance 0.5%

Nationstar Mortgage LLC (S)	9.625	5-1-19	$1,400,000	1,620,500

			Shares	Value

Investment Companies 2.6%				$8,138,355

(Cost $5,259,716)

AP Alternative Assets LP			323,459	6,752,941

FII BTG Pactual Corporate Office Fund			19,490	1,385,414

Warrants 0.9%				$2,966,628

(Cost $3,707,526)

Citigroup, Inc. (Expiration Date: 1-4-19, Strike Price: $106.10) (I)			1,027,125	554,545

Comerica, Inc. (Expiration Date: 11-14-18, Strike Price: $29.40) (I)			223,341	2,412,083

			Par value	Value

Short-Term Investments 6.1%				$19,639,000

(Cost $19,639,000)

Repurchase Agreement 6.1%				19,639,000

Barclays Tri-Party Repurchase Agreement dated 4-30-13 at 0.150%
to be repurchased at $13,002,054 on 5-1-13, collateralized by
$13,206,400 U.S. Treasury Note, 3.750% due 11-15-15 (valued
at $13,262,126, including interest)			$13,002,000	13,002,000

Repurchase Agreement with State Street Corp. dated 4-30-13 at
0.010% to be repurchased at $6,637,002 on 5-1-13, collateralized by $6,740,000 Federal Home Loan Mortgage Corp., 1.250% due
10-2-19 (valued at $6,733,700, including interest)			6,637,000	6,637,000

Total investments (Cost $225,714,479)† 99.8%				$320,639,457

Other assets and liabilities, net 0.2%				$704,709

Total net assets 100.0%				$321,344,166

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At 4-30-13, the aggregate cost of investment securities for federal income tax purposes was $227,458,517. Net unrealized appreciation aggregated $93,180,940, of which $94,324,204 related to appreciated investment securities and $1,143,264 related to depreciated investment securities.

See notes to financial statements	Semiannual report | Financial Industries Fund	13

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 4-30-13 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $225,714,479)	$320,639,457
Cash	279
Foreign currency, at value (Cost $312,675)	307,275
Receivable for fund shares sold	509,916
Dividends and interest receivable	413,427
Other receivables and prepaid expenses	64,918

Total assets	321,935,272

Liabilities

Payable for fund shares repurchased	314,035
Payable to affiliates
Accounting and legal services fees	9,214
Transfer agent fees	88,238
Distribution and service fees	87,680
Trustees’ fees	32,911
Other liabilities and accrued expenses	59,028

Total liabilities	591,106

Net assets	$321,344,166

Net assets consist of

Paid-in capital	$289,432,066
Undistributed net investment income	743,987
Accumulated net realized gain (loss) on investments, written options and
foreign currency transactions	(63,751,465)
Net unrealized appreciation (depreciation) on investments, written options
and translation of assets and liabilities in foreign currencies	94,919,578

Net assets	$321,344,166

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($284,386,909 ÷ 20,503,079 shares)[1]	$13.87
Class B ($12,530,637 ÷ 974,414 shares)[1]	$12.86
Class C ($24,426,620 ÷ 1,899,120 shares)[1]	$12.86

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$14.60

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

14	Financial Industries Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Statement of operations For the six-month period ended 4-30-13
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$3,310,565
Interest	93,552
Less foreign taxes withheld	(31,536)

Total investment income	3,372,581

Expenses

Investment management fees	1,158,139
Distribution and service fees	537,451
Accounting and legal services fees	30,607
Transfer agent fees	262,511
Trustees’ fees	7,556
State registration fees	29,874
Printing and postage	28,671
Professional fees	23,930
Custodian fees	22,697
Registration and filing fees	11,187
Other	8,726

Total expenses	2,121,349

Net investment income	1,251,232

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	7,497,681
Written options	539,624
Foreign currency transactions	(80,058)

7,957,247

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	37,802,777
Written options	145,376
Translation of assets and liabilities in foreign currencies	(503)

37,947,650

Net realized and unrealized gain	45,904,897

Increase in net assets from operations	$47,156,129

See notes to financial statements	Semiannual report | Financial Industries Fund	15

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	4-30-13	ended
	(Unaudited)	10-31-12

Increase (decrease) in net assets

From operations
Net investment income	$1,251,232	$1,277,729
Net realized gain	7,957,247	11,369,395
Change in net unrealized appreciation (depreciation)	37,947,650	51,059,933

Increase in net assets resulting from operations	47,156,129	63,707,057

Distributions to shareholders
From net investment income
Class A	(726,928)	(2,558,857)
Class B	—	(58,349)
Class C	—	(51,126)
Class I	—	(103)

Total distributions	(726,928)	(2,668,435)

From Fund share transactions	4,454,596	(18,138,378)

Total increase	50,883,797	42,900,244

Net assets

Beginning of period	270,460,369	227,560,125

End of period	$321,344,166	$270,460,369

Undistributed net investment income	$743,987	$219,683

16	Financial Industries Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08

Per share operating performance

Net asset value, beginning of period	$11.82	$9.26	$9.79	$9.24	$8.78	$20.21
Net investment income (loss)[2]	0.06	0.06	0.06	(0.02)	0.05	0.11
Net realized and unrealized gain (loss)
on investments	2.03	2.62	(0.58)	0.61	0.53	(7.62)
Total from investment operations	2.09	2.68	(0.52)	0.59	0.58	(7.51)
Less distributions
From net investment income	(0.04)	(0.12)	(0.01)	(0.04)	(0.12)	(0.09)
From net realized gain	—	—	—	—	—	(3.83)
Total distributions	(0.04)	(0.12)	(0.01)	(0.04)	(0.12)	(3.92)
Net asset value, end of period	$13.87	$11.82	$9.26	$9.79	$9.24	$8.78
Total return (%)[3,4]	17.69[5]	29.38	(5.28)	6.39	7.02	(45.40)

Ratios and supplemental data

Net assets, end of period (in millions)	$284	$244	$207	$262	$278	$296
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.39[6]	1.42	1.40	1.49	1.72[7]	1.51
Expenses net of fee waivers	1.39[6]	1.42	1.40	1.49	1.46[7]	1.39
Expenses net of fee waivers and credits	1.39[6]	1.42	1.40	1.49	1.46[7]	1.38
Net investment income (loss)	0.94[6]	0.56	0.60	(0.23)	0.59	0.88
Portfolio turnover (%)	10	28	50	41	48	52

1 Six months ended 4-30-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Semiannual report | Financial Industries Fund	17

CLASS B SHARES Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08

Per share operating performance

Net asset value, beginning of period	$10.97	$8.58	$9.12	$8.64	$8.18	$19.11
Net investment income (loss)[2]	0.01	(0.01)	(0.01)	(0.08)	—[3]	0.02
Net realized and unrealized gain (loss)
on investments	1.88	2.45	(0.53)	0.56	0.50	(7.12)
Total from investment operations	1.89	2.44	(0.54)	0.48	0.50	(7.10)
Less distributions
From net investment income	—	(0.05)	—	—	(0.04)	—
From net realized gain	—	—	—	—	—	(3.83)
Total distributions	—	(0.05)	—	—	(0.04)	(3.83)
Net asset value, end of period	$12.86	$10.97	$8.58	$9.12	$8.64	$8.18
Total return (%)[4,5]	17.23[6]	28.60	(5.92)	5.56	6.23	(45.76)

Ratios and supplemental data

Net assets, end of period (in millions)	$13	$12	$11	$16	$21	$30
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.09[7]	2.12	2.10	2.19	2.42[8]	2.21
Expenses net of fee waivers	2.09[7]	2.12	2.10	2.19	2.16[8]	2.09
Expenses net of fee waivers and credits	2.09[7]	2.12	2.10	2.19	2.16[8]	2.08
Net investment income (loss)	0.24[7]	(0.14)	(0.09)	(0.91)	(0.06)	0.19
Portfolio turnover (%)	10	28	50	41	48	52

1 Six months ended 4-30-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS C SHARES Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08

Per share operating performance

Net asset value, beginning of period	$10.97	$8.58	$9.13	$8.64	$8.17	$19.09
Net investment income (loss)[2]	0.01	(0.01)	(0.01)	(0.09)	(0.01)	0.02
Net realized and unrealized gain (loss)
on investments	1.88	2.45	(0.54)	0.58	0.52	(7.11)
Total from investment operations	1.89	2.44	(0.55)	0.49	0.51	(7.09)
Less distributions
From net investment income	—	(0.05)	—	—	(0.04)	—
From net realized gain	—	—	—	—	—	(3.83)
Total distributions	—	(0.05)	—	—	(0.04)	(3.83)
Net asset value, end of period	$12.86	$10.97	$8.58	$9.13	$8.64	$8.17
Total return (%)[3,4]	17.23[5]	28.60	(6.02)	5.67	6.36	(45.76)

Ratios and supplemental data

Net assets, end of period (in millions)	$24	$15	$10	$12	$15	$14
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.10[6]	2.12	2.10	2.19	2.41[7]	2.21
Expenses net of fee waivers	2.10[6]	2.12	2.10	2.19	2.16[7]	2.09
Expenses net of fee waivers and credits	2.10[6]	2.12	2.10	2.19	2.16[7]	2.08
Net investment income (loss)	0.23[6]	(0.15)	(0.10)	(0.93)	(0.14)	0.17
Portfolio turnover (%)	10	28	50	41	48	52

1 Six months ended 4-30-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

18	Financial Industries Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Financial Industries Fund (the Fund) is a series of John Hancock Investment Trust II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions

Semiannual report | Financial Industries Fund	19

in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 4-30-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Capital Markets	$61,667,494	$61,667,494	—	—
Commercial Banks	99,752,984	90,042,465	$3,802,932	$5,907,587
Consumer Finance	7,156,783	7,156,783	—	—
Diversified Financial
Services	27,750,432	27,750,432	—	—
Insurance	23,690,701	23,690,701	—	—
Real Estate Investment
Trusts	33,501,482	33,501,482	—	—
Real Estate Management
& Development	1,474,831	1,474,831	—	—
Thrifts & Mortgage
Finance	10,571,434	9,721,622	849,812	—
IT Services	8,636,270	8,636,270	—	—
Preferred Securities
Capital Markets	3,202,902	3,202,902	—	—
Commercial Banks	7,744,096	6,196,481	—	1,547,615
Insurance	1,064,000	1,064,000	—	—
Thrifts & Mortgage
Finance	2,061,565	1,036,000	1,025,565	—
Corporate Bonds
Thrifts & Mortgage
Finance	1,620,500	—	1,620,500	—
Investment Companies	8,138,355	1,385,414	6,752,941	—
Warrants	2,966,628	2,966,628	—	—
Short-Term Investments	19,639,000	—	19,639,000	—

Total Investments in
Securities	$320,639,457	$279,493,505	$33,690,750	$7,455,202

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

20	Financial Industries Fund | Semiannual report

INVESTMENTS IN SECURITIES	COMMON STOCKS	PREFERRED STOCKS	TOTAL

Balance as of 10-31-12	$3,074,065	—	$3,074,065
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	257,546	—	257,546
Purchases	2,575,976	$1,547,615	4,123,591
Sales	—	—	—
Transfer into Level 3	—	—	—
Transfer out of Level 3	—	—	—
Balance as of 4-30-13	$5,907,587	$1,547,615	$7,455,202
Change in unrealized at period end*	$257,546

* Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of operations.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Fund.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain if amounts are estimable. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Real estate investment trusts. The Fund may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Such estimates are revised when actual components of distributions are known. Distributions from REITs received in excess of income may be recorded as a reduction of cost of investments and/or as a realized gain.

Foreign taxes. The Fund may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which the Fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the Fund custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in

Semiannual report | Financial Industries Fund	21

any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Prior to March 27, 2013, the Fund participated in a $100 million unsecured line of credit, also with Citibank, with terms otherwise similar to the existing agreement. Commitment fees for the six months ended April 30, 2013 were $600. For the six months ended April 30, 2013, the Fund had no borrowings under either line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a capital loss carryforward of $69,964,674 available to offset future net realized capital gains as of October 31, 2012, which expires as follows: October 31, 2016 — $19,534,751 and October 31, 2017 — $50,429,923.

As of October 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

22	Financial Industries Fund | Semiannual report

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to partnerships, wash sale loss deferrals and real estate investment trusts.

New accounting pronouncements. In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities and in January 2013, Accounting Standards Update No. 2013-1, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. These updates may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objective. The use of derivatives involves risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Options. There are two types of options, put options and a call options. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, over-the-counter options are subject to the risks of all over-the-counter derivatives contracts.

When the Fund purchases an option, the premium paid by the Fund is included in the portfolio of investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the Fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options

Semiannual report | Financial Industries Fund	23

which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the Fund.

During the six months ended April 30, 2013, the Fund used purchases options to manage against anticipated changes in securities markets. During the six months ended April 30, 2013, the Fund held purchased options with market values ranging up to $152,000 as measured at each quarter end.

During the six months ended April 30, 2013, the Fund wrote option contracts to manage against anticipated changes in securities markets. The following table summarizes the Fund’s written options activities during the six months ended April 30, 2013. At April 30, 2013 the Fund held no written option contracts.

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED

Outstanding, beginning of period	4,100	$539,624
Options written	—	—
Options closed	—	—
Options exercised	—	—
Options expired	(4,100)	($539,624)
Outstanding, end of period	—	—

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2013:

	STATEMENT OF	INVESTMENTS
RISK	OPERATIONS LOCATION	(PURCHASED OPTIONS)	WRITTEN OPTIONS

Equity contracts	Net realized gain (loss)	($152,000)	$539,624

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2013:

	STATEMENT OF	INVESTMENTS
RISK	OPERATIONS LOCATION	(PURCHASED OPTIONS)	WRITTEN OPTIONS

Equity contracts	Change in unrealized	($9,000)	$145,376
	appreciation (depreciation)

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal

24	Financial Industries Fund | Semiannual report

underwriter of the Fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Advisor under which the Fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 0.800% of the first $500,000,000 of the Fund’s average daily net assets; b) 0.750% of the next $500,000,000 of the Fund’s average daily net assets; c) 0.735% of the next $1,000,000,000 of the Fund’s average daily net assets; and d) 0.725% of the Fund’s daily net assets in excess of $2,000,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended April 30, 2013 were equivalent to a net annual effective rate of 0.80% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2013 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund.

CLASS	12b–1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $157,050 for the six months ended April 30, 2013. Of this amount, $25,543 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $126,440 was paid as sales commissions to broker-dealers and $5,067 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2013, CDSCs received by the Distributor amounted to $33, $12,771 and $425 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated

Semiannual report | Financial Industries Fund	25

John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2013 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$390,095	$235,885
Class B	59,031	10,713
Class C	88,325	15,913
Total	$537,451	$262,511

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Advisor or its affiliates. Under the John Hancock Group of Funds Deferred Compensation Plan (the Plan) which was terminated in November 2012, certain Trustees could have elected, for tax purposes, to defer receipt of this compensation. Any deferred amounts were invested in various John Hancock funds. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities. Plan assets will be liquidated in accordance with the Plan documents.

Note 6 — Fund share transactions

Transactions in Fund shares for the six months ended April 30, 2013 and for the year ended October 31, 2012 were as follows:

	Six months ended 4-30-13		Year ended 10-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,631,281	$21,108,535	2,889,759	$30,308,600
Distributions reinvested	51,392	617,218	243,939	2,112,514
Repurchased	(1,825,063)	(23,245,419)	(4,832,801)	(50,921,364)

Net decrease	(142,390)	($1,519,666)	(1,699,103)	($18,500,250)

Class B shares

Sold	111,279	$1,338,890	163,213	$1,635,244
Distributions reinvested	—	—	6,662	53,831
Repurchased	(199,880)	(2,343,316)	(399,153)	(3,860,111)

Net decrease	(88,601)	($1,004,426)	(229,278)	($2,171,036)

Class C shares

Sold	810,496	$9,846,357	495,774	$5,118,639
Distributions reinvested	—	—	4,778	38,604
Repurchased	(253,887)	(2,867,669)	(276,036)	(2,617,868)

Net increase	556,609	$6,978,688	224,516	$2,539,375

26	Financial Industries Fund | Semiannual report

	Six months ended 4-30-13		Year ended 10-31-12
	Shares	Amount	Shares	Amount
Class I shares

Repurchased	—	—	(615)	($6,467)

Net increase (decrease)	—	—	(615)	($6,467)

Net increase (decrease)	325,618	$4,454,596	(1,704,480)	($18,138,378)

Class I shares were liquidated during the year ended October 31, 2012.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $28,247,906 and $35,201,624, respectively, for the six months ended April 30, 2013.

Note 8 — Sector risk

Fund performance will be closely tied to a single sector of the economy, which may underperform other sectors over any given period of time. Financial services companies can be hurt by economic declines, changes in interest rates, regulatory and market impacts. Accordingly, this may make the Fund’s investment performance more volatile and investment values may rise and fall more rapidly.

Semiannual report | Financial Industries Fund	27

Special Shareholder Meeting

On November 15, 2012, a Special Meeting of the Shareholders of John Hancock Investment Trust II and each of its series, including John Hancock Financial Industries Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Investment Trust II.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	54,745,183.57	2,002,345.39
Peter S. Burgess	54,795,739.28	1,951,789.68
William H. Cunningham	54,760,497.21	1,987,031.75
Grace K. Fey	54,825,835.30	1,921,693.66
Theron S. Hoffman	54,782,139.05	1,965,389.90
Deborah C. Jackson	54,811,686.18	1,935,842.78
Hassell H. McClellan	54,777,586.20	1,969,942.76
James M. Oates	54,797,429.66	1,950,099.30
Steven R. Pruchansky	54,779,132.96	1,968,396.00
Gregory A. Russo	54,987,161.24	1,760,367.72
Non-Independent Trustees
James R. Boyle	54,891,470.37	1,856,058.59
Craig Bromley	54,874,409.37	1,873,119.59
Warren A. Thomson	54,894,322.12	1,853,206.84

28	Financial Industries Fund | Semiannual report

More information

Trustees	Investment advisor
James M. Oates, Chairman	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairman
Charles L. Bardelis*	Subadvisor
James R. Boyle†	John Hancock Asset Management a division of
Craig Bromley†	Manulife Asset Management (US) LLC
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Financial Industries Fund	29

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

This report is for the information of the shareholders of John Hancock Financial Industries Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	70SA 4/13
MF142356	6/13

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-

year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	June 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	June 26, 2013

By:	/s/ Charles A. Rizzo
---------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	June 26, 2013